Cover Page	Oct. 27, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 27, 2021
Entity Registrant Name	SANTANDER CONSUMER USA HOLDINGS INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-36270
Entity Tax Identification Number	32-0414408
Entity Address, Address Line One	1601 Elm St.
Entity Address, Address Line Two	Suite #800
Entity Address, City or Town	Dallas,
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75201
City Area Code	214
Local Phone Number	634-1110
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value per share
Trading Symbol	SC
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001580608